Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.44500%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,204,769.02

Principal:
Principal Collections	$27,598,008.99
Prepayments in Full	$14,246,967.20
Liquidation Proceeds	$388,457.41
Recoveries	$113,619.68
Sub Total	$42,347,053.28
Collections	$44,551,822.30

Purchase Amounts:
Purchase Amounts Related to Principal	$148,741.50
Purchase Amounts Related to Interest	$417.51
Sub Total	$149,159.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,700,981.31

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,700,981.31
Servicing Fee	$776,535.59	$776,535.59	$0.00	$0.00	$43,924,445.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,924,445.72
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$43,924,445.72
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$43,924,445.72
Interest - Class A-3 Notes	$927,882.79	$927,882.79	$0.00	$0.00	$42,996,562.93
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$42,677,278.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,677,278.93
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$42,568,846.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,568,846.01
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$42,491,950.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,491,950.18
Regular Principal Payment	$38,894,238.34	$38,894,238.34	$0.00	$0.00	$3,597,711.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,597,711.84
Residual Released to Depositor	$0.00	$3,597,711.84	$0.00	$0.00	$0.00
Total		$44,700,981.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,894,238.34
Total					$38,894,238.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$38,894,238.34	$69.79	$927,882.79	$1.66	$39,822,121.13	$71.45
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$38,894,238.34	$21.07	$1,432,495.54	$0.78	$40,326,733.88	$21.85

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$553,959,874.90	0.9940066	$515,065,636.56	0.9242161
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$823,619,874.90	0.4462468	$784,725,636.56	0.4251735

Pool Information
Weighted Average APR	2.768%	2.767%
Weighted Average Remaining Term	39.44	38.62
Number of Receivables Outstanding	51,021	49,794
Pool Balance	$931,842,712.51	$889,022,721.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$864,524,084.40	$824,987,546.19
Pool Factor	0.4665411	0.4451026

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$64,035,174.97
Targeted Overcollateralization Amount	$104,297,084.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,297,084.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$437,816.25
(Recoveries)		94	$113,619.68
Net Loss for Current Collection Period			$324,196.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4175%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3437%
Second Prior Collection Period			0.3729%
Prior Collection Period			0.3204%
Current Collection Period			0.4273%
Four Month Average (Current and Prior Three Collection Periods)			0.3661%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2805	$9,934,266.35
(Cumulative Recoveries)			$1,234,392.25
Cumulative Net Loss for All Collection Periods			$8,699,874.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4356%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,541.63
Average Net Loss for Receivables that have experienced a Realized Loss			$3,101.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.17%	506	$10,415,482.26
61-90 Days Delinquent	0.11%	46	$996,723.68
91-120 Days Delinquent	0.04%	12	$333,113.71
Over 120 Days Delinquent	0.07%	25	$578,952.20
Total Delinquent Receivables	1.39%	589	$12,324,271.85

Repossession Inventory:
Repossessed in the Current Collection Period		35	$769,924.30
Total Repossessed Inventory		48	$1,154,145.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1343%
Prior Collection Period			0.1725%
Current Collection Period			0.1667%
Three Month Average			0.1578%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2147%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer